As filed with the U.S. Securities and Exchange Commission on February 5, 2014

Securities Act File No. 33-08058

Investment Company Act File No. 811-04802

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 40	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 41

(Check appropriate box or boxes)

BlackRock Strategic Municipal Opportunities Fund of

BlackRock Municipal Series Trust

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

55 East 52nd Street, New York, New York 10055

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund: Margery K. Neale, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019-6099	Benjamin Archibald, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, par value $.10 per share.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 5th day of February, 2014.

BLACKROCK MUNICIPAL SERIES TRUST (REGISTRANT) on behalf of BlackRock Strategic Municipal Opportunities Fund

By:	/s/ John Perlowski
(John Perlowski, Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John Perlowski (John Perlowski)	Chief Executive Officer (Principal Executive Officer)	February 5, 2014

/s/ Neal Andrews (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	February 5, 2014

JAMES H. BODURTHA* (James H. Bodurtha)	Trustee	February 5, 2014

BRUCE R. BOND* (Bruce R. Bond)	Trustee	February 5, 2014

DONALD W. BURTON* (Donald W. Burton)	Trustee	February 5, 2014

STUART E. EIZENSTAT* (Stuart E. Eizenstat)	Trustee	February 5, 2014

KENNETH A. FROOT* (Kenneth A. Froot)	Trustee	February 5, 2014

ROBERT M. HERNANDEZ* (Robert M. Hernandez)	Trustee	February 5, 2014

JOHN F. O’BRIEN* (John F. O’Brien)	Trustee	February 5, 2014

ROBERTA COOPER RAMO* (Roberta Cooper Ramo)	Trustee	February 5, 2014

DAVID H. WALSH* (David H. Walsh)	Trustee	February 5, 2014

FRED G. WEISS* (Fred G. Weiss)	Trustee	February 5, 2014

PAUL L. AUDET* (Paul L. Audet)		Trustee and President	February 5, 2014

LAURENCE D. FINK* (Laurence D. Fink)		Trustee	February 5, 2014

HENRY GABBAY* (Henry Gabbay)		Trustee	February 5, 2014

*By:	/s/ Benjamin Archibald		February 5, 2014
Benjamin Archibald (Attorney-In-Fact)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase